Borrowings (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DebtInstrumentLineItems
Total Borrowings	$ 200,598
Less Current Portion	(69)	(69)
Total long-term borrowings	200,529	200,599
Senior Notes
DebtInstrumentLineItems
Total Borrowings	200,000	200,000
Loan for Nazira
DebtInstrumentLineItems
Total Borrowings	598	668
Total Borrowings
DebtInstrumentLineItems
Total Borrowings	$ 200,598	$ 200,668